Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Advisor Freedom 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class Z
Trading Symbol	FIJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,165 $10,058 $12,241 $12,217 $11,598 $12,471 $13,142 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,183 $10,326 $12,120 $12,188 $11,597 $12,477 $13,180 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.38% 5.50% 4.29% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.34% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 210,840,484
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 989,023
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.6 International Equity Funds 13.3 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.6 International Equity Funds - 13.3 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Large Cap Stock Fund 2.9 Fidelity Series International Value Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series Overseas Fund 2.1 80.2
Fidelity Advisor Freedom 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class C
Trading Symbol	FFFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,541 $10,945 $12,323 $12,605 $11,178 $17,240 $17,578 $16,173 $19,558 $20,607 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.55% 12.67% 7.50% Class C 4.55% 12.67% 7.50% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,924,862,077
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 13,321,722
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class A
Trading Symbol	FATWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,169 $10,269 $11,292 $11,669 $11,075 $14,975 $15,071 $14,008 $15,714 $16,505 Fidelity Freedom 2025 Composite Index℠ $10,000 $9,868 $10,938 $12,007 $12,605 $12,266 $16,021 $16,381 $15,271 $17,122 $18,116 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -1.00% 7.03% 5.14% Class A (without 5.75% sales charge) 5.04% 8.31% 5.76% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.12% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,024,499,395
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 11,982,095
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 73.9
Fidelity Advisor Freedom 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class Z
Trading Symbol	FIJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,867 $8,848 $13,790 $14,220 $13,230 $16,072 $16,982 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.67% 13.93% 8.49% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.41% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,924,862,077
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 13,321,722
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class A
Trading Symbol	FFFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,062 $10,467 $11,874 $12,245 $10,936 $16,995 $17,466 $16,192 $19,580 $20,631 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.69% 12.20% 7.51% Class A (without 5.75% sales charge) 5.36% 13.53% 8.15% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,924,862,077
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 13,321,722
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class K6
Trading Symbol	FEGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,269 $10,626 $10,773 $12,267 $12,180 $11,666 $12,377 $13,064 Fidelity Freedom Income Composite Index℠ $10,000 $10,246 $10,688 $11,107 $12,218 $12,182 $11,717 $12,437 $13,126 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.55% 3.93% 3.48% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.54% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.33% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 221,941,107
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 962,090
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 67.7 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.7 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.7 Fidelity Advisor Series Equity Growth Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6. Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class Z
Trading Symbol	FIJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,866 $8,848 $13,793 $14,215 $13,232 $16,059 $16,986 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.78% 13.93% 8.49% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.41% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 672,683,135
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,277,391
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class A
Trading Symbol	FAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,108 $10,385 $11,610 $12,008 $11,214 $15,757 $15,922 $14,815 $16,859 $17,717 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,799 $11,095 $12,380 $13,012 $12,452 $16,883 $17,368 $16,192 $18,404 $19,492 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.95% 8.29% 5.89% Class A (without 5.75% sales charge) 5.09% 9.58% 6.52% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.90% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,841,378,788
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,606,791
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Large Cap Stock Fund 6.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Advisor Series Equity Growth Fund 5.1 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.1
Fidelity Advisor Freedom 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class M
Trading Symbol	FFFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,256 $10,665 $12,069 $12,411 $11,060 $17,133 $17,563 $16,246 $19,604 $20,593 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.37% 12.43% 7.49% Class M (without 3.50% sales charge) 5.04% 13.24% 7.87% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,667,473
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,812,451
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class K6
Trading Symbol	FVGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,915 $11,302 $10,156 $15,844 $16,367 $15,248 $18,549 $19,653 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.95% 14.11% 9.02% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,667,473
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,812,451
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class C
Trading Symbol	FDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,689 $10,684 $11,586 $11,881 $11,310 $14,744 $14,675 $13,577 $15,016 $15,775 Fidelity Freedom 2020 Composite Index℠ $10,000 $9,902 $10,877 $11,854 $12,436 $12,240 $15,536 $15,805 $14,780 $16,363 $17,306 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.21% 6.55% 4.66% Class C 4.21% 6.55% 4.66% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.64% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,096,511,973
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 6,153,319
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 50.7 Domestic Equity Funds 25.5 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.7 Domestic Equity Funds - 25.5 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.7 71.4
Fidelity Advisor Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class K6
Trading Symbol	FNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,914 $11,310 $10,152 $15,849 $16,361 $15,255 $18,545 $19,649 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.95% 14.12% 9.02% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 672,683,135
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,277,391
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class C
Trading Symbol	FFVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,724 $10,630 $11,435 $11,732 $11,323 $14,195 $14,090 $13,128 $14,307 $15,033 Fidelity Freedom 2015 Composite Index℠ $10,000 $9,925 $10,807 $11,684 $12,247 $12,229 $14,948 $15,121 $14,266 $15,571 $16,459 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.28% 5.49% 4.16% Class C 4.28% 5.49% 4.16% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.11% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,361,686
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 2,227,877
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series International Value Fund 3.1 Fidelity Advisor Series Equity Growth Fund 3.0 74.9
Fidelity Advisor Freedom 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class Z
Trading Symbol	FIJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,865 $8,851 $13,791 $14,219 $13,241 $16,069 $16,990 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.74% 13.93% 8.50% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.41% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,201,207,965
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 8,005,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class C
Trading Symbol	FHFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,547 $10,943 $12,324 $12,610 $11,186 $17,234 $17,584 $16,176 $19,578 $20,621 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.58% 12.68% 7.51% Class C 4.58% 12.68% 7.51% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,201,207,965
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 8,005,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class A
Trading Symbol	FATHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,056 $10,460 $11,848 $12,225 $11,106 $16,629 $16,953 $15,736 $18,386 $19,330 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,754 $11,214 $12,688 $13,324 $12,361 $17,850 $18,602 $17,281 $20,104 $21,342 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.91% 10.41% 6.81% Class A (without 5.75% sales charge) 5.14% 11.72% 7.45% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.88% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,761,126,084
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,795,226
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.6 Bond Funds 29.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.6 Bond Funds - 29.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series International Value Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Value Discovery Fund 4.9 71.2
Fidelity Advisor Freedom 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class C
Trading Symbol	FRBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 135	1.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $10,203 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 2,455,544
Holdings Count | shares	24
Advisory Fees Paid, Amount	$ 5,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.6 Bond Funds 7.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.6 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Stock Selector Large Cap Value Fund 6.2 78.9
Fidelity Advisor Freedom 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class M
Trading Symbol	FFFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,255 $10,670 $12,071 $12,408 $11,068 $17,137 $17,572 $16,244 $19,602 $20,602 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.43% 12.43% 7.50% Class M (without 3.50% sales charge) 5.11% 13.23% 7.88% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,924,862,077
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 13,321,722
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class A
Trading Symbol	FAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,369 $9,907 $10,349 $10,674 $10,785 $12,232 $12,105 $11,550 $12,200 $12,805 Fidelity Freedom Income Composite Index℠ $10,000 $10,040 $10,457 $10,910 $11,381 $11,827 $13,010 $12,972 $12,477 $13,243 $13,977 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -1.08% 2.27% 2.50% Class A (without 5.75% sales charge) 4.96% 3.49% 3.11% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.40% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 221,941,107
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 962,090
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 67.7 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.7 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.7 Fidelity Advisor Series Equity Growth Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class K6
Trading Symbol	FBGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,916 $11,308 $10,152 $15,852 $16,375 $15,260 $18,555 $19,647 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.89% 14.12% 9.02% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,201,207,965
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 8,005,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class A
Trading Symbol	FFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,230 $10,174 $11,031 $11,391 $11,075 $14,005 $13,994 $13,135 $14,315 $15,041 Fidelity Freedom 2015 Composite Index℠ $10,000 $9,925 $10,807 $11,684 $12,247 $12,229 $14,948 $15,121 $14,266 $15,571 $16,459 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.97% 5.06% 4.17% Class A (without 5.75% sales charge) 5.07% 6.31% 4.79% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.11% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,361,686
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 2,227,877
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series International Value Fund 3.1 Fidelity Advisor Series Equity Growth Fund 3.0 74.9
Fidelity Advisor Freedom 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class Z
Trading Symbol	FIJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,870 $8,852 $13,792 $14,226 $13,223 $15,921 $16,830 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,245 $13,193 $15,730 $16,747 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.71% 13.71% 8.34% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.26% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,590,930,670
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,931,785
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.6 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.6 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.8 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series International Value Fund 7.4 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.7
Fidelity Advisor Freedom 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class I
Trading Symbol	FHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,636 $11,159 $12,692 $13,116 $11,745 $18,290 $18,839 $17,522 $21,240 $22,438 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.64% 13.82% 8.42% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,201,207,965
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 8,005,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class I
Trading Symbol	FITHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,637 $11,159 $12,665 $13,104 $11,937 $17,903 $18,307 $17,037 $19,947 $21,026 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,754 $11,214 $12,688 $13,324 $12,361 $17,850 $18,602 $17,281 $20,104 $21,342 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.41% 11.99% 7.71% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.88% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,761,126,084
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,795,226
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.6 Bond Funds 29.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.6 Bond Funds - 29.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series International Value Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Value Discovery Fund 4.9 71.2
Fidelity Advisor Freedom 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class C
Trading Symbol	FDKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,540 $10,938 $12,308 $12,595 $11,175 $17,225 $17,558 $16,160 $19,543 $20,586 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.55% 12.67% 7.49% Class C 4.55% 12.67% 7.49% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 672,683,135
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,277,391
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class Z
Trading Symbol	FIJLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,091 $9,705 $12,794 $12,868 $12,034 $13,357 $14,071 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,103 $9,944 $12,621 $12,841 $12,008 $13,294 $14,059 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.35% 7.71% 5.40% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.38% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,096,511,973
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 6,153,319
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 50.7 Domestic Equity Funds 25.5 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.7 Domestic Equity Funds - 25.5 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.7 71.4
Fidelity Advisor Freedom 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class A
Trading Symbol	FDKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,058 $10,466 $11,873 $12,241 $10,937 $16,984 $17,449 $16,186 $19,574 $20,618 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.72% 12.18% 7.50% Class A (without 5.75% sales charge) 5.34% 13.52% 8.14% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 672,683,135
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,277,391
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class C
Trading Symbol	FDFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $8,562 $13,182 $13,445 $12,386 $14,855 $15,539 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.61% 12.66% 7.97% Class C 4.61% 12.66% 7.97% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 209,715,940
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 1,217,191
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class M
Trading Symbol	FDKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,255 $10,670 $12,062 $12,402 $11,055 $17,135 $17,563 $16,246 $19,604 $20,588 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.34% 12.44% 7.49% Class M (without 3.50% sales charge) 5.02% 13.24% 7.87% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 672,683,135
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,277,391
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class M
Trading Symbol	FCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,465 $10,282 $10,990 $11,326 $11,141 $13,470 $13,385 $12,636 $13,495 $14,157 Fidelity Freedom 2010 Composite Index℠ $10,000 $9,958 $10,697 $11,435 $11,968 $12,137 $14,245 $14,325 $13,630 $14,665 $15,492 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.23% 4.16% 3.54% Class M (without 3.50% sales charge) 4.90% 4.91% 3.91% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.47% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 210,840,484
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 989,023
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.6 International Equity Funds 13.3 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.6 International Equity Funds - 13.3 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Large Cap Stock Fund 2.9 Fidelity Series International Value Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series Overseas Fund 2.1 80.2
Fidelity Advisor Freedom 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class I
Trading Symbol	FDFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $8,622 $13,423 $13,818 $12,852 $15,588 $16,456 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.57% 13.80% 9.05% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 209,715,940
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 1,217,191
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class Z
Trading Symbol	FIJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,991 $9,364 $13,203 $13,385 $12,500 $14,276 $15,045 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,006 $9,575 $12,983 $13,355 $12,451 $14,152 $14,989 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.38% 9.95% 6.49% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.43% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,841,378,788
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,606,791
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Large Cap Stock Fund 6.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Advisor Series Equity Growth Fund 5.1 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.1
Fidelity Advisor Freedom 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class Z
Trading Symbol	FIJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,866 $8,846 $13,797 $14,224 $13,239 $16,064 $16,978 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,883 $9,014 $13,522 $14,248 $13,202 $15,861 $16,899 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.69% 13.93% 8.49% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.41% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,667,473
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,812,451
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class A
Trading Symbol	FDFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,113 $12,589 $12,935 $12,006 $14,513 $15,282 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.75% 12.16% 7.65% Class A (without 5.75% sales charge) 5.30% 13.50% 8.77% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 209,715,940
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 1,217,191
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class C
Trading Symbol	FCTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,542 $10,944 $12,301 $12,595 $11,356 $16,876 $17,074 $15,731 $18,381 $19,325 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,754 $11,214 $12,688 $13,324 $12,361 $17,850 $18,602 $17,281 $20,104 $21,342 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.43% 10.89% 6.81% Class C 4.43% 10.89% 6.81% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.88% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,761,126,084
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,795,226
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.6 Bond Funds 29.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.6 Bond Funds - 29.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series International Value Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Value Discovery Fund 4.9 71.2
Fidelity Advisor Freedom 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class I
Trading Symbol	FIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,638 $11,162 $12,696 $13,117 $11,759 $18,307 $18,861 $17,513 $21,059 $22,238 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,230 $17,810 $21,235 $22,607 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.60% 13.59% 8.32% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.50% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,590,930,670
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,931,785
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.6 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.6 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.8 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series International Value Fund 7.4 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.7
Fidelity Advisor Freedom 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class A
Trading Symbol	FHFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,059 $10,462 $11,864 $12,230 $10,938 $16,987 $17,454 $16,177 $19,580 $20,623 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.73% 12.19% 7.51% Class A (without 5.75% sales charge) 5.33% 13.52% 8.15% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,201,207,965
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 8,005,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class M
Trading Symbol	FTFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,296 $10,573 $11,793 $12,160 $11,329 $15,878 $16,006 $14,854 $16,867 $17,678 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,799 $11,095 $12,380 $13,012 $12,452 $16,883 $17,368 $16,192 $18,404 $19,492 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.14% 8.53% 5.86% Class M (without 3.50% sales charge) 4.81% 9.31% 6.24% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.90% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,841,378,788
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,606,791
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Large Cap Stock Fund 6.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Advisor Series Equity Growth Fund 5.1 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.1
Fidelity Advisor Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class K6
Trading Symbol	FHGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,903 $11,301 $10,313 $15,514 $15,898 $14,829 $17,409 $18,406 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,906 $11,453 $10,625 $15,344 $15,989 $14,854 $17,281 $18,345 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.73% 12.28% 8.11% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 8.07% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,761,126,084
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,795,226
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.6 Bond Funds 29.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.6 Bond Funds - 29.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series International Value Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Value Discovery Fund 4.9 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class M
Trading Symbol	FTTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,256 $10,666 $12,051 $12,399 $11,239 $16,775 $17,065 $15,803 $18,414 $19,317 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,754 $11,214 $12,688 $13,324 $12,361 $17,850 $18,602 $17,281 $20,104 $21,342 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.23% 10.65% 6.81% Class M (without 3.50% sales charge) 4.91% 11.44% 7.19% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.88% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,761,126,084
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,795,226
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.6 Bond Funds 29.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.6 Bond Funds - 29.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series International Value Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Value Discovery Fund 4.9 71.2
Fidelity Advisor Freedom 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class A
Trading Symbol	FACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,268 $10,089 $10,814 $11,168 $11,012 $13,356 $13,301 $12,582 $13,480 $14,168 Fidelity Freedom 2010 Composite Index℠ $10,000 $9,958 $10,697 $11,435 $11,968 $12,137 $14,245 $14,325 $13,630 $14,665 $15,492 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.94% 3.93% 3.55% Class A (without 5.75% sales charge) 5.10% 5.17% 4.16% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.47% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 210,840,484
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 989,023
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.6 International Equity Funds 13.3 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.6 International Equity Funds - 13.3 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Large Cap Stock Fund 2.9 Fidelity Series International Value Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series Overseas Fund 2.1 80.2
Fidelity Advisor Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class K6
Trading Symbol	FIGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,542 $10,943 $10,681 $13,547 $13,590 $12,817 $14,021 $14,816 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,523 $11,030 $11,014 $13,462 $13,618 $12,848 $14,023 $14,823 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.67% 6.76% 5.15% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.16% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.33% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,361,686
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 2,227,877
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series International Value Fund 3.1 Fidelity Advisor Series Equity Growth Fund 3.0 74.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class I
Trading Symbol	FRBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 58	0.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,382 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 2,455,544
Holdings Count | shares	24
Advisory Fees Paid, Amount	$ 5,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.6 Bond Funds 7.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.6 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Stock Selector Large Cap Value Fund 6.2 78.9
Fidelity Advisor Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class K6
Trading Symbol	FKGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,912 $11,309 $10,151 $15,850 $16,375 $15,246 $18,389 $19,469 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,520 $15,300 $18,242 $19,421 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.88% 13.91% 8.89% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.86% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,590,930,670
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,931,785
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.6 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.6 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.8 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series International Value Fund 7.4 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class M
Trading Symbol	FFVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,426 $10,367 $11,207 $11,545 $11,198 $14,125 $14,075 $13,187 $14,324 $15,009 Fidelity Freedom 2015 Composite Index℠ $10,000 $9,925 $10,807 $11,684 $12,247 $12,229 $14,948 $15,121 $14,266 $15,571 $16,459 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.12% 5.28% 4.14% Class M (without 3.50% sales charge) 4.79% 6.03% 4.52% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.11% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,361,686
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 2,227,877
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series International Value Fund 3.1 Fidelity Advisor Series Equity Growth Fund 3.0 74.9
Fidelity Advisor Freedom 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class M
Trading Symbol	FTTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,366 $10,461 $11,475 $11,830 $11,202 $15,106 $15,164 $14,071 $15,733 $16,481 Fidelity Freedom 2025 Composite Index℠ $10,000 $9,868 $10,938 $12,007 $12,605 $12,266 $16,021 $16,381 $15,271 $17,122 $18,116 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.09% 7.26% 5.12% Class M (without 3.50% sales charge) 4.75% 8.03% 5.50% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.12% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,024,499,395
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 11,982,095
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 73.9
Fidelity Advisor Freedom 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class M
Trading Symbol	FTFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.23%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,257 $10,670 $12,069 $12,409 $11,064 $17,145 $17,574 $16,247 $19,428 $20,419 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,230 $17,810 $21,235 $22,607 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.42% 12.24% 7.40% Class M (without 3.50% sales charge) 5.10% 13.04% 7.78% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.50% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,590,930,670
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,931,785
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.6 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.6 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.8 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series International Value Fund 7.4 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.7
Fidelity Advisor Freedom 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class I
Trading Symbol	FITWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,756 $10,952 $12,075 $12,513 $11,901 $16,134 $16,278 $15,169 $17,054 $17,958 Fidelity Freedom 2025 Composite Index℠ $10,000 $9,868 $10,938 $12,007 $12,605 $12,266 $16,021 $16,381 $15,271 $17,122 $18,116 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.30% 8.58% 6.03% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.12% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,024,499,395
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 11,982,095
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 73.9
Fidelity Advisor Freedom 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class A
Trading Symbol	FFFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,063 $10,470 $11,875 $12,241 $10,946 $16,996 $17,465 $16,196 $19,587 $20,631 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.73% 12.18% 7.51% Class A (without 5.75% sales charge) 5.33% 13.51% 8.15% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,667,473
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,812,451
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class Z
Trading Symbol	FRBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 51	0.66%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.66%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,390 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 2,455,544
Holdings Count | shares	24
Advisory Fees Paid, Amount	$ 5,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.6 Bond Funds 7.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.6 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Stock Selector Large Cap Value Fund 6.2 78.9
Fidelity Advisor Freedom 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class Z
Trading Symbol	FIJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,056 $9,577 $12,991 $13,114 $12,239 $13,769 $14,504 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,071 $9,800 $12,800 $13,088 $12,202 $13,680 $14,475 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.34% 8.66% 5.89% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.86% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,024,499,395
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 11,982,095
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 73.9
Fidelity Advisor Freedom 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class I
Trading Symbol	FFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,820 $10,854 $11,794 $12,212 $11,907 $15,088 $15,119 $14,236 $15,535 $16,367 Fidelity Freedom 2015 Composite Index℠ $10,000 $9,925 $10,807 $11,684 $12,247 $12,229 $14,948 $15,121 $14,266 $15,571 $16,459 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.36% 6.57% 5.05% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.11% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,361,686
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 2,227,877
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series International Value Fund 3.1 Fidelity Advisor Series Equity Growth Fund 3.0 74.9
Fidelity Advisor Freedom 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class M
Trading Symbol	FRBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 98	1.27%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.27%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,980 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 2,455,544
Holdings Count | shares	24
Advisory Fees Paid, Amount	$ 5,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.6 Bond Funds 7.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.6 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Stock Selector Large Cap Value Fund 6.2 78.9
Fidelity Advisor Freedom 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class Z
Trading Symbol	FDFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $8,632 $13,449 $13,856 $12,901 $15,661 $16,557 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.72% 13.91% 9.16% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 209,715,940
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 1,217,191
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class A
Trading Symbol	FRBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 79	1.02%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.02%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,770 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 2,455,544
Holdings Count | shares	24
Advisory Fees Paid, Amount	$ 5,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.6 Bond Funds 7.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.6 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Stock Selector Large Cap Value Fund 6.2 78.9
Fidelity Advisor Freedom 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class Z
Trading Symbol	FIJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,904 $9,026 $13,555 $13,874 $12,921 $15,144 $15,977 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,911 $9,194 $13,278 $13,837 $12,855 $14,954 $15,875 S&P 500® Index $10,000 $9,796 $9,113 $14,248 $16,477 $15,203 $19,746 $21,376 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.50% 12.10% 7.48% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.37% S&P 500® Index 8.25% 18.59% 12.40% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,761,126,084
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,795,226
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,761,126,084
Number of Holdings	45
Total Advisory Fee	$17,795,226
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.6 Bond Funds 29.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.6 Bond Funds - 29.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.8 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series International Value Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Overseas Fund 5.7 Fidelity Series International Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Opportunistic Insights Fund 5.1 Fidelity Series Value Discovery Fund 4.9 71.2
Fidelity Advisor Freedom 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class C
Trading Symbol	FCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.73%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,537 $10,939 $12,308 $12,601 $11,175 $17,223 $17,564 $16,161 $19,375 $20,409 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,230 $17,810 $21,235 $22,607 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.58% 12.47% 7.39% Class C 4.58% 12.47% 7.39% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.50% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,590,930,670
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,931,785
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.6 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.6 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.8 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series International Value Fund 7.4 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.7
Fidelity Advisor Freedom 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class I
Trading Symbol	FEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,684 $11,077 $12,410 $12,863 $12,050 $16,962 $17,193 $16,033 $18,300 $19,265 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,799 $11,095 $12,380 $13,012 $12,452 $16,883 $17,368 $16,192 $18,404 $19,492 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.27% 9.84% 6.78% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.90% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,841,378,788
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,606,791
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Large Cap Stock Fund 6.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Advisor Series Equity Growth Fund 5.1 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.1
Fidelity Advisor Freedom 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class M
Trading Symbol	FDTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,400 $10,416 $11,351 $11,700 $11,187 $14,664 $14,662 $13,634 $15,045 $15,758 Fidelity Freedom 2020 Composite Index℠ $10,000 $9,902 $10,877 $11,854 $12,436 $12,240 $15,536 $15,805 $14,780 $16,363 $17,306 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.07% 6.33% 4.65% Class M (without 3.50% sales charge) 4.74% 7.09% 5.03% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.64% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,096,511,973
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 6,153,319
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 50.7 Domestic Equity Funds 25.5 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.7 Domestic Equity Funds - 25.5 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.7 71.4
Fidelity Advisor Freedom 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class C
Trading Symbol	FCFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.64%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,590 $10,857 $12,048 $12,358 $11,462 $15,980 $16,027 $14,807 $16,851 $17,708 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,799 $11,095 $12,380 $13,012 $12,452 $16,883 $17,368 $16,192 $18,404 $19,492 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.21% 8.75% 5.88% Class C 4.21% 8.75% 5.88% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.90% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,841,378,788
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,606,791
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Large Cap Stock Fund 6.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Advisor Series Equity Growth Fund 5.1 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.1
Fidelity Advisor Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class K6
Trading Symbol	FUGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,462 $10,846 $10,737 $13,064 $13,051 $12,399 $13,350 $14,098 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,433 $10,920 $11,074 $12,997 $13,070 $12,436 $13,380 $14,134 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.60% 5.60% 4.49% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.33% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 210,840,484
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 989,023
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.6 International Equity Funds 13.3 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.6 International Equity Funds - 13.3 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Large Cap Stock Fund 2.9 Fidelity Series International Value Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series Overseas Fund 2.1 80.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class K6
Trading Symbol	FDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $8,642 $13,480 $13,921 $12,975 $15,773 $16,712 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.95% 14.10% 9.34% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 209,715,940
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 1,217,191
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class K6
Trading Symbol	FPGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,661 $11,071 $10,548 $14,326 $14,479 $13,526 $15,241 $16,090 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,645 $11,175 $10,874 $14,203 $14,522 $13,539 $15,179 $16,061 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.57% 8.81% 6.27% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.24% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,024,499,395
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 11,982,095
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 73.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class Z
Trading Symbol	FIJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,247 $10,387 $11,811 $11,723 $11,228 $11,883 $12,522 Fidelity Freedom Income Composite Index℠ $10,000 $10,264 $10,666 $11,733 $11,699 $11,253 $11,944 $12,605 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.38% 3.81% 3.52% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.63% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 221,941,107
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 962,090
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 67.7 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.7 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.7 Fidelity Advisor Series Equity Growth Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class C
Trading Symbol	FFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,533 $10,937 $12,314 $12,602 $11,175 $17,220 $17,565 $16,169 $19,555 $20,596 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.56% 12.68% 7.49% Class C 4.56% 12.68% 7.49% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,667,473
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,812,451
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class I
Trading Symbol	FCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,860 $10,769 $11,565 $11,969 $11,845 $14,392 $14,361 $13,624 $14,642 $15,423 Fidelity Freedom 2010 Composite Index℠ $10,000 $9,958 $10,697 $11,435 $11,968 $12,137 $14,245 $14,325 $13,630 $14,665 $15,492 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.33% 5.42% 4.43% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.47% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 210,840,484
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 989,023
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.6 International Equity Funds 13.3 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.6 International Equity Funds - 13.3 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Large Cap Stock Fund 2.9 Fidelity Series International Value Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series Overseas Fund 2.1 80.2
Fidelity Advisor Freedom 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class I
Trading Symbol	FDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,793 $10,906 $11,937 $12,367 $11,889 $15,658 $15,742 $14,713 $16,313 $17,175 Fidelity Freedom 2020 Composite Index℠ $10,000 $9,902 $10,877 $11,854 $12,436 $12,240 $15,536 $15,805 $14,780 $16,363 $17,306 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.29% 7.63% 5.56% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.64% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,096,511,973
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 6,153,319
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 50.7 Domestic Equity Funds 25.5 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.7 Domestic Equity Funds - 25.5 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.7 71.4
Fidelity Advisor Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class K6
Trading Symbol	FOGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,608 $11,008 $10,598 $13,984 $14,080 $13,178 $14,644 $15,465 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,587 $11,107 $10,932 $13,875 $14,116 $13,200 $14,614 $15,456 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,384 $11,311 $11,392 $10,919 $10,396 $10,573 $11,089 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.61% 7.85% 5.73% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.72% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.33% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,096,511,973
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 6,153,319
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 50.7 Domestic Equity Funds 25.5 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.7 Domestic Equity Funds - 25.5 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.7 71.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class C
Trading Symbol	FCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,865 $10,358 $10,740 $10,992 $11,025 $12,402 $12,185 $11,543 $12,192 $12,796 Fidelity Freedom Income Composite Index℠ $10,000 $10,040 $10,457 $10,910 $11,381 $11,827 $13,010 $12,972 $12,477 $13,243 $13,977 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.32% 2.73% 2.50% Class C 4.32% 2.73% 2.50% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.40% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 221,941,107
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 962,090
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 67.7 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.7 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.7 Fidelity Advisor Series Equity Growth Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class C
Trading Symbol	FCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,761 $10,549 $11,221 $11,496 $11,264 $13,557 $13,396 $12,581 $13,479 $14,167 Fidelity Freedom 2010 Composite Index℠ $10,000 $9,958 $10,697 $11,435 $11,968 $12,137 $14,245 $14,325 $13,630 $14,665 $15,492 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.38% 4.38% 3.54% Class C 4.38% 4.38% 3.54% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.47% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 210,840,484
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 989,023
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$210,840,484
Number of Holdings	44
Total Advisory Fee	$989,023
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.6 International Equity Funds 13.3 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.6 International Equity Funds - 13.3 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.1 Fidelity Series Government Money Market Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Large Cap Stock Fund 2.9 Fidelity Series International Value Fund 2.3 Fidelity Advisor Series Equity Growth Fund 2.3 Fidelity Series Overseas Fund 2.1 80.2
Fidelity Advisor Freedom 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class Z
Trading Symbol	FIJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,129 $9,878 $12,527 $12,558 $11,832 $12,915 $13,616 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,139 $10,125 $12,376 $12,519 $11,811 $12,891 $13,627 Bloomberg U.S. Aggregate Bond Index $10,000 $10,460 $11,395 $11,476 $10,999 $10,473 $10,651 $11,171 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.42% 6.63% 4.86% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.88% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 430,361,686
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 2,227,877
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$430,361,686
Number of Holdings	45
Total Advisory Fee	$2,227,877
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 57.0 Domestic Equity Funds 20.0 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.0 Domestic Equity Funds - 20.0 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Government Money Market Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 Fidelity Series Large Cap Stock Fund 4.1 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series International Value Fund 3.1 Fidelity Advisor Series Equity Growth Fund 3.0 74.9
Fidelity Advisor Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class K6
Trading Symbol	FCGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,915 $11,306 $10,150 $15,847 $16,373 $15,249 $18,555 $19,650 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,921 $11,461 $10,454 $15,681 $16,524 $15,310 $18,394 $19,598 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.90% 14.12% 9.02% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,924,862,077
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 13,321,722
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class M
Trading Symbol	FTAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,560 $10,092 $10,517 $10,810 $10,907 $12,332 $12,170 $11,596 $12,207 $12,795 Fidelity Freedom Income Composite Index℠ $10,000 $10,040 $10,457 $10,910 $11,381 $11,827 $13,010 $12,972 $12,477 $13,243 $13,977 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.14% 2.51% 2.49% Class M (without 3.50% sales charge) 4.81% 3.24% 2.86% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.40% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 221,941,107
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 962,090
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 67.7 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.7 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.7 Fidelity Advisor Series Equity Growth Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class A
Trading Symbol	FDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,204 $10,232 $11,167 $11,547 $11,068 $14,542 $14,578 $13,586 $15,026 $15,786 Fidelity Freedom 2020 Composite Index℠ $10,000 $9,902 $10,877 $11,854 $12,436 $12,240 $15,536 $15,805 $14,780 $16,363 $17,306 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.98% 6.10% 4.67% Class A (without 5.75% sales charge) 5.06% 7.36% 5.29% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.64% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,096,511,973
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 6,153,319
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,096,511,973
Number of Holdings	47
Total Advisory Fee	$6,153,319
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 50.7 Domestic Equity Funds 25.5 International Equity Funds 20.8 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.7 Domestic Equity Funds - 25.5 International Equity Funds - 20.8 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.9 Fidelity Series Overseas Fund 3.7 71.4
Fidelity Advisor Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class K6
Trading Symbol	FRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 35	0.45%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,407 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 2,455,544
Holdings Count | shares	24
Advisory Fees Paid, Amount	$ 5,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,455,544
Number of Holdings	24
Total Advisory Fee	$5,250
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.6 Bond Funds 7.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.6 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series International Growth Fund 8.1 Fidelity Series Overseas Fund 8.1 Fidelity Series International Value Fund 8.0 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Opportunistic Insights Fund 6.7 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Stock Selector Large Cap Value Fund 6.2 78.9
Fidelity Advisor Freedom 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class I
Trading Symbol	FFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,634 $11,159 $12,696 $13,120 $11,747 $18,299 $18,852 $17,516 $21,249 $22,441 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.61% 13.82% 8.42% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,924,862,077
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 13,321,722
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,924,862,077
Number of Holdings	45
Total Advisory Fee	$13,321,722
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class I
Trading Symbol	FIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,966 $10,571 $11,068 $11,433 $11,582 $13,172 $13,066 $12,514 $13,234 $13,934 Fidelity Freedom Income Composite Index℠ $10,000 $10,040 $10,457 $10,910 $11,381 $11,827 $13,010 $12,972 $12,477 $13,243 $13,977 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.29% 3.77% 3.37% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.40% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 221,941,107
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 962,090
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$221,941,107
Number of Holdings	43
Total Advisory Fee	$962,090
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 67.7 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.7 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Money Market Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.7 Fidelity Advisor Series Equity Growth Fund 1.7 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor Freedom® 2005 Fund merged into Fidelity Advisor Freedom® Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class M
Trading Symbol	FHFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,253 $10,666 $12,068 $12,414 $11,069 $17,143 $17,575 $16,253 $19,607 $20,598 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.38% 12.42% 7.49% Class M (without 3.50% sales charge) 5.06% 13.23% 7.88% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,201,207,965
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 8,005,359
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,201,207,965
Number of Holdings	44
Total Advisory Fee	$8,005,359
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class A
Trading Symbol	FAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,065 $10,473 $11,879 $12,240 $10,944 $16,997 $17,462 $16,186 $19,405 $20,441 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,230 $17,810 $21,235 $22,607 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.72% 11.98% 7.41% Class A (without 5.75% sales charge) 5.34% 13.31% 8.05% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.50% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,590,930,670
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,931,785
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,590,930,670
Number of Holdings	45
Total Advisory Fee	$17,931,785
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.6 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.6 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 9.8 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series International Value Fund 7.4 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Overseas Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 70.7
Fidelity Advisor Freedom 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class I
Trading Symbol	FDKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,646 $11,173 $12,696 $13,124 $11,762 $18,305 $18,856 $17,527 $21,250 $22,446 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.63% 13.80% 8.42% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 672,683,135
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,277,391
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$672,683,135
Number of Holdings	46
Total Advisory Fee	$4,277,391
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class C
Trading Symbol	FCTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,660 $10,736 $11,717 $12,020 $11,317 $15,196 $15,178 $14,007 $15,713 $16,504 Fidelity Freedom 2025 Composite Index℠ $10,000 $9,868 $10,938 $12,007 $12,605 $12,266 $16,021 $16,381 $15,271 $17,122 $18,116 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.28% 7.51% 5.14% Class C 4.28% 7.51% 5.14% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.12% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,024,499,395
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 11,982,095
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,024,499,395
Number of Holdings	42
Total Advisory Fee	$11,982,095
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.9 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Large Cap Stock Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Overseas Fund 4.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Growth Fund 4.2 73.9
Fidelity Advisor Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class K6
Trading Symbol	FDGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 6, 2017 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,790 $11,204 $10,514 $14,839 $15,070 $14,090 $16,115 $17,028 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,779 $11,330 $10,842 $14,701 $15,123 $14,099 $16,025 $16,972 S&P 500® Index $10,000 $11,044 $12,093 $11,249 $17,589 $20,341 $18,769 $24,377 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.67% 10.12% 7.04% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 7.00% S&P 500® Index 8.25% 18.59% 13.21% A From June 6, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,841,378,788
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 17,606,791
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,841,378,788
Number of Holdings	45
Total Advisory Fee	$17,606,791
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 38.6 Domestic Equity Funds 34.1 International Equity Funds 26.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.6 Domestic Equity Funds - 34.1 International Equity Funds - 26.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.8 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Large Cap Stock Fund 6.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Value Fund 5.3 Fidelity Advisor Series Equity Growth Fund 5.1 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 71.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6 was renamed Class K6.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class I
Trading Symbol	FFFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,635 $11,158 $12,691 $13,110 $11,751 $18,291 $18,841 $17,509 $21,233 $22,435 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,754 $11,218 $12,713 $13,341 $12,169 $18,254 $19,234 $17,821 $21,411 $22,813 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.66% 13.81% 8.42% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.60% S&P 500® Index 8.25% 18.59% 12.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,667,473
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,812,451
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,729,667,473
Number of Holdings	45
Total Advisory Fee	$11,812,451
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Fidelity Advisor Freedom 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class M
Trading Symbol	FDFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight, on average, in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Advisor® Series Equity Growth Fund (+3.56%), which trailed its benchmark, the Russell 3000® Growth Index (+7.18%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,295 $12,835 $13,152 $12,178 $14,679 $15,433 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.46% 12.42% 7.84% Class M (without 3.50% sales charge) 5.13% 13.22% 8.51% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 209,715,940
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 1,217,191
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$209,715,940
Number of Holdings	44
Total Advisory Fee	$1,217,191
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.4 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.4 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Stock Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.9 Fidelity Advisor Series Equity Growth Fund 8.0 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Opportunistic Insights Fund 6.8 Fidelity Series Value Discovery Fund 6.4 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Advisor Series Growth Opportunities Fund 5.6 76.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec